Related party (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party
Profit Share, Beginning balance	$ 2,305,308	$ 2,328,845	$ 2,328,845	$ 0
Addition	0	0	0	1,954,383
Loss on change in fair value of profit share	249,825	(252,390)	(23,537)	374,462
Profit Share, Ending balance	$ 2,555,133	$ 2,076,455	$ 2,305,308	$ 2,328,845